BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC

                                JANUARY 14, 2004

                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION

                              DATED MARCH 27, 2003

On December 17, 2003, Keith Winn resigned as President of the Fund and Lawrence
R. Morgenthal was selected as President of the Fund. Accordingly, the Officers table under "Management of the Fund - Board of Managers and Officers" is revised as follows:

     1.   Delete information relating to Keith Winn.

     2. Add the following information about Lawrence R. Morgenthal, the new President of the Fund:



                            Position          Principal Occupation
Name, Address & Age         Held with Fund    During the Last Five (5) Years
-------------------         --------------    ------------------------------

Lawrence R. Morgenthal 37   President         Managing Director, Alternative
40 West 57th Street                           Investment Strategies, Banc of
New York, NY 10019                            America  Capital   Management,
                                              LLC,   since   2002;    Senior
                                              Managing Director, Director of
                                              Alternative   Investments  and
                                              Director  of Sales  at  Weiss,
                                              Peck & Greer 1998-2002.




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